Employee Benefit Plans - Future Expected Pension Benefit Payments (Detail) (Pension Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 12.5
2015	13.1
2016	13.8
2017	14.4
2018	15.0
5 years thereafter	$ 83.0